Non-trading securities - Non-Trading securities Reconciliation (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2015	Mar. 31, 2015
Non-trading debt securities [Line Items]
Cost and/or amortized cost		¥ 292,800	¥ 308,731
Gross unrealized gains		44,657	50,591
Gross unrealized losses		375	361
Fair value		337,082	358,961
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[1]	94,303	106,785
Gross unrealized gains	[1]	4,800	5,123
Gross unrealized losses	[1]	63	36
Fair value	[1]	99,040	111,872
Other debt securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[2]	157,488	161,631
Gross unrealized gains	[2]	19,046	22,717
Gross unrealized losses	[2]	248	95
Fair value	[2]	176,286	184,253
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[3]	41,009	40,315
Gross unrealized gains	[3]	20,811	22,751
Gross unrealized losses	[3]	64	230
Fair value	[3]	¥ 61,756	¥ 62,836

[1]	Primarily Japanese government, agency and municipal securities.
[2]	Primarily corporate debt securities.
[3]	Primarily Japanese equities.